Stock Prices and Dividends (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2012
Stock Prices and Dividends [Abstract]
Stock Prices and Dividends Table Disclosure

(In dollars)		1st	2nd	3rd	4th	Total
2012	High	$92.01	$85.84	$91.47	$89.45	$92.01
	Low	60.36	59.26	76.92	71.90	59.26
	Dividends	0.37	0.37	0.39	0.41	1.54

2011	High	$72.12	$87.36	$95.00	$99.40	$99.40
	Low	54.26	67.52	82.80	83.65	54.26
	Dividends	0.27	0.29	0.32	0.37	1.25

2010	High	$55.89	$59.36	$66.71	$72.50	$72.50
	Low	39.53	49.36	53.50	55.18	39.53
	Dividends	0.25	0.25	0.25	0.26	1.01